SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549
                                FORM N-1A

                                                        File No. 33-41034
                                                        File No. 811-6324

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
     Pre-Effective Amendment No.
     Post-Effective Amendment No.  17                       [X]

                            AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940

     Amendment No.                 17                       [X]

            DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
           (Exact Name of Registrant as Specified in Charter)

     1818 Market Street, Philadelphia, Pennsylvania    19103
     (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number,including
Area Code:                                        (215) 255-2923

                        George M. Chamberlain, Jr.
                1818 Market Street, Philadelphia PA 19103
                  (Name and Address of Agent of Service)

Approximate Date of Public Offering:              July 21, 1997

It is proposed that this filing will become effective:

     ___  immediately upon filing pursuant to paragraph (b)

     [X]  on July 21, 1997 pursuant to paragraph (b)
     ---

     ___  60 days after filing pursuant to paragraph (a)(1)

     ___  on (date) pursuant to paragraph (a)(1)

     ___  75 days after filing pursuant to paragraph (a)(2)

     ___  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's 24f-2 Notice for its most recent fiscal year was filed on January 29, 1997.



                      - - - C O N T E N T S  - - -

This Post-Effective Amendment No. 17 to Registration File No.
33-41034 includes the following:

     1.   Facing Page

     2.   Contents Page

     3.   Cross-Reference Sheets

     4.   Part A - Prospectuses and Supplement*

     5.   Part B - Statement of Additional Information**

     6.   Part C - Other Information***

     7.   Signatures



* Part A - Prospectuses and Supplement. The Prospectuses are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 16 made pursuant to Rule 485(a) under the Securities Act of 1933 on April 25, 1997. The Supplement dated May 23, 1997 to the A Class, B Class and C Class Prospectus, is incorporated into this filing by reference to the electronic filing of that Supplement made pursuant to Rule 497(e) on May 23, 1997.

** Part B - Statement of Additional Information. The Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 16 made pursuant to Rule 485(a) under the Securities Act of 1933 on April 25, 1997.

***  Part C - Other Information.  All items except Item
     24(b)19(b) under Other Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 16 made pursuant to Rule 485(a) under the Securities Act of 1933 on April 25, 1997. Item 24(b)19(b) is included herein.


Item 24(b).

     (19)      Other: Directors' Power of Attorney.

               (b)  Power of Attorney for Thomas F. Madison and
                    Jeffrey J. Nick attached as Exhibit.





                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC 20549






















                                   Exhibits

                                      to

                                   Form N-1A
























               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



                             INDEX TO EXHIBITS



Exhibit No.         Exhibit
-----------         --------

EX-99.B19B          Power of Attorney for Thomas F. Madison and
                    Jeffrey J. Nick